Summary Prospectus	April 30, 2010

Invesco Global Core Equity Fund

Class: A (AWSAX), B (AWSBX), C (AWSCX), Y (AWSYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated April 30, 2010, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-2 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y

Management Fees	0.80%	0.80%	0.80%	0.80%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None

Other Expenses	0.88	0.88	0.88	0.88

Total Annual Fund Operating Expenses	1.93	2.68	2.68	1.68

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$735	$1,123	$1,535	$2,680

Class B	771	1,132	1,620	2,831

Class C	371	832	1,420	3,012

Class Y	171	530	913	1,987

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$735	$1,123	$1,535	$2,680

Class B	271	832	1,420	2,831

Class C	271	832	1,420	3,012

Class Y	171	530	913	1,987

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of both foreign and domestic issuers.

Effective July 31, 2010, the immediately preceding sentence is replaced by the following sentence.

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities.

The Fund invests in a diversified portfolio that consists primarily of equity securities of U.S. and foreign issuers that are, in the portfolio managers’ view, attractively valued relative to current or projected earnings, or to the current market value of assets owned by the issuer.

The Fund emphasizes investments in the U.S. and in the developed countries of Western Europe and the Pacific Basin. The Fund may invest up to 20% of the Fund’s total assets in issuers located in developing countries.

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In selecting securities for the Fund, the portfolio managers seek to identify attractively valued issuers with market capitalization in excess of $1 billion. Initial factors considered by the portfolio managers when evaluating potential investments include an issuer’s return on equity, amount of shareholders’ capital and the percentage of earnings paid in dividends, as well as an issuer’s historic earnings stability and overall debt levels.

The Fund’s portfolio managers consider selling a security when (1) its share price increases and its internal valuation ranking deteriorates relative to other issuers, (2) its fundamentals deteriorate or (3) it causes the portfolio’s sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A Shares year-to-date (ended March 31, 2010): 2.59%
Best Quarter (ended June 30, 2009): 21.85%
Worst Quarter (ended December 31, 2008): (19.04)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Class A: Inception (12/29/00)
Return Before Taxes	22.88%	0.68%	4.25%
Return After Taxes on Distributions	22.77	0.08	3.75
Return After Taxes on Distributions and Sale of Fund Shares	15.02	0.51	3.58

Class B: Inception (12/29/00)	24.05	0.72	4.27

Class C: Inception (12/29/00)	28.16	1.07	4.18

Class Y1: Inception (10/03/08)	30.39	1.87	4.93

MSCI World IndexSM: Inception (12/31/00)	29.99	2.01	1.31

Lipper Global Large-Cap Core Funds Index: Inception (12/31/00)	31.35	2.82	0.92

1	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Erik Granade	Portfolio Manager	2008

Ingrid Baker	Portfolio Manager	2008

W. Lindsay Davidson	Portfolio Manager	2008

Sargent McGowan	Portfolio Manager	2009

Anuja Singha	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Class A, B, C and Y shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

2        Invesco Global Core Equity Fund

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco Global Core Equity Fund

invesco.com  GCE-SUMPRO-1

Summary Prospectus	April 30, 2010

Invesco Global Core Equity Fund

Institutional Class: (AWSIX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 659-1005 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated April 30, 2010, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.80%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.44

Total Annual Fund Operating Expenses	1.24

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$126	$393	$681	$1,500

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of both foreign and domestic issuers.

Effective July 31, 2010, the immediately preceding sentence is replaced by the following sentence.

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities.

The Fund invests in a diversified portfolio that consists primarily of equity securities of U.S. and foreign issuers that are, in the portfolio managers’ view, attractively valued relative to current or projected earnings, or to the current market value of assets owned by the issuer.

The Fund emphasizes investments in the U.S. and in the developed countries of Western Europe and the Pacific Basin. The Fund may invest up to 20% of the Fund’s total assets in issuers located in developing countries.

In selecting securities for the Fund, the portfolio managers seek to identify attractively valued issuers with market capitalization in excess of $1 billion. Initial factors considered by the portfolio managers when evaluating potential investments include an issuer’s return on equity, amount of shareholders’ capital and the percentage of earnings paid in dividends, as well as an issuer’s historic earnings stability and overall debt levels.

The Fund’s portfolio managers consider selling a security when (1) its share price increases and its internal valuation ranking deteriorates relative to other issuers, (2) its fundamentals deteriorate or (3) it causes the portfolio’s sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher

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transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund shares from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 2.81%
Best Quarter (ended June 30, 2009): 22.12%
Worst Quarter (ended December 31, 2008): (18.86)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Institutional Class[1]: Inception (10/25/05)
Return Before Taxes	30.90%	2.31%	5.18%
Return After Taxes on Distributions	30.66	1.64	4.64
Return After Taxes on Distributions and Sale of Fund Shares	20.41	1.90	4.40

MSCI World IndexSM: Inception (10/31/05)	29.99	2.01	1.54

Lipper Global Large-Cap Core Funds Index: Inception (10/31/05)	31.35	2.82	2.70

1	Institutional Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is December 29, 2000.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Erik Granade	Portfolio Manager	2008

Ingrid Baker	Portfolio Manager	2008

W. Lindsay Davidson	Portfolio Manager	2008

Sargent McGowan	Portfolio Manager	2009

Anuja Singha	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

2        Invesco Global Core Equity Fund

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco Global Core Equity Fund

invesco.com  GCE-SUMPRO-2